Debt, Revolving Credit Facility (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jan. 29, 2016	Dec. 31, 2015
Revolving Credit Facility
Total loan availability	$ 1,600
Maximum loan availability	2,100	$ 1,000
Revolving credit facility
Revolving Credit Facility
Total loan availability	600	$ 900
Borrowings under Revolving Credit Facility	$ 0
Collateral	Our Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas Services L.L.C., and secured by substantially all of our assets.
Dropdown Credit Facility
Revolving Credit Facility
Total loan availability	$ 1,000
Borrowings under Revolving Credit Facility	239
Line of Credit Facility, Remaining Borrowing Capacity	$ 761
Line Of Credit Facility, Remaining Borrowing Capacity Percentage	76.00%
Weighted average interest rate	4.51%
Revolver maturity date	Jan. 29, 2021
Senior Notes [Member]
Revolving Credit Facility
Debt Instrument, Unamortized Premium	$ 4		$ 4